Recoverable taxes - Schedule of estimated recovery of PIS and COFINS credits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	R$ 5,403,241	R$ 4,690,277
PIS and COFINS - Federal VAT [member]
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	3,863,682	R$ 3,172,417
PIS and COFINS - Federal VAT [member] | Up to 1 year
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	1,156,563
PIS and COFINS - Federal VAT [member] | 1 to 2 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	920,585
PIS and COFINS - Federal VAT [member] | 2 to 3 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	713,582
PIS and COFINS - Federal VAT [member] | From 3 to 5 Years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable PIS and COFINS	R$ 1,072,952